[USAA
EAGLE
LOGO (R)]

                           USAA BALANCED STRATEGY FUND
                         SUPPLEMENT DATED JULY 10, 2009
                       TO A SUPPLEMENT DATED MARCH 9, 2009
                            TO THE FUND'S PROSPECTUS
                              DATED OCTOBER 1, 2008


Effective June 30, 2009, Laura Friedman is no longer a portfolio manager of the above-referenced fund and the reference to Ms. Friedman in the Fund's prospectus supplement dated March 9, 2009, is hereby deleted.

Effective July 17, 2009, Ronald Sweet is retiring as a portfolio manager of the above-referenced fund and is being replaced by John P. Toohey and Wasif A. Latif. The reference to Mr. Sweet on page 10 of the fund's prospectus is hereby deleted and replaced with the following:

     JOHN P. TOOHEY, CFA, vice president of Equity Investments, joined IMCO in February 2009. Prior to joining IMCO, Mr. Toohey was a managing director at AIG Investments from December 2000 to January 2009, where he was responsible for the investments supporting AIG's pension plans worldwide. He also was co-portfolio manager for four lifestyle and asset allocation funds, oversaw the equity index fund business, and served as a senior member of the external client asset allocation team. He has co-managed the portion of the Stocks investment category that invests in ETFs since July 2009. Education: B.A., Mathematics, Williams College. He is a Fellow of the Society of Actuaries and holds the Chartered Financial Analyst (CFA) designation.

     WASIF A. LATIF, vice president of Equity Investments, has worked for IMCO since June 2006. Prior to joining IMCO, Mr. Latif was an equity portfolio manager at Deutsche Bank Private Wealth Management (DB PWM) from December 1998 to May 2006, where he was responsible for managing two fund-of-fund products and an international equity fund. He also was a member of DB PWM's U.S. Investment Committee responsible for covering the international equity and emerging markets asset classes. He has co-managed the portion of the Stocks investment category that invests in ETFs since July 2009. Education:
     B.S. in finance, University of Indianapolis, and M.B.A., University of Illinois at Chicago.


                                                                      93156-0709

[USAA
EAGLE
LOGO (R)]

                         USAA CORNERSTONE STRATEGY FUND
                         SUPPLEMENT DATED JULY 10, 2009
                       TO A SUPPLEMENT DATED MARCH 9, 2009
                            TO THE FUND'S PROSPECTUS
                              DATED OCTOBER 1, 2008


Effective June 30, 2009, Laura Friedman is no longer a portfolio manager of the above-referenced fund and the reference to Ms. Friedman in the Fund's prospectus supplement dated March 9, 2009, is hereby deleted.

Effective July 17, 2009, Ronald Sweet is retiring as a portfolio manager of the above-referenced fund and is being replaced by John P. Toohey and Wasif A. Latif. The reference to Mr. Sweet on page 12 in the fund's prospectus is hereby deleted and replaced with the following:

     JOHN P. TOOHEY, CFA, vice president of Equity Investments, joined IMCO in February 2009. Prior to joining IMCO, Mr. Toohey was a managing director at AIG Investments from December 2000 to January 2009, where he was responsible for the investments supporting AIG's pension plans worldwide. He also was co-portfolio manager for four lifestyle and asset allocation funds, oversaw the equity index fund business, and served as a senior member of the external client asset allocation team. He has co-managed the portion of the U.S. Stocks and International Stocks investment category that invests in ETFs since July 2009. Education: B.A., Mathematics, Williams College. He is a Fellow of the Society of Actuaries and holds the Chartered Financial Analyst (CFA) designation.

     WASIF A. LATIF, vice president of Equity Investments, has worked for IMCO since June 2006. Prior to joining IMCO, Mr. Latif was an equity portfolio manager at Deutsche Bank Private Wealth Management (DB PWM) from December 1998 to May 2006, where he was responsible for managing two fund-of-fund products and an international equity fund. He also was a member of DB PWM's U.S. Investment Committee responsible for covering the international equity and emerging markets asset classes. He has co-managed the portion of the U.S. Stocks and International Stocks investment category that invests in ETFs since July 2009. Education: B.S. in finance, University of Indianapolis, and M.B.A., University of Illinois at Chicago.


                                                                      93155-0709

[USAA
EAGLE
LOGO (R)]

                          USAA FIRST START GROWTH FUND
                         SUPPLEMENT DATED JULY 10, 2009
                       TO A SUPPLEMENT DATED MARCH 9, 2009
                            TO THE FUND'S PROSPECTUS
                             DATED DECEMBER 1, 2008

Effective June 30, 2009, Laura Friedman is no longer a portfolio manager of the above-referenced fund and the reference to Ms. Friedman in the Fund's prospectus supplement dated March 9, 2009, is hereby deleted.

Effective July 17, 2009, Ronald Sweet is retiring as a portfolio manager of the above-referenced fund and is being replaced by John P. Toohey and Wasif A. Latif. The reference to Mr. Sweet on page 9 of the fund's prospectus is hereby deleted and replaced with the following

     JOHN P. TOOHEY, CFA, vice president of Equity Investments, joined IMCO in February 2009. Prior to joining IMCO, Mr. Toohey was a managing director at AIG Investments from December 2000 to January 2009, where he was responsible for the investments supporting AIG's pension plans worldwide. He also was co-portfolio manager for four lifestyle and asset allocation funds, oversaw the equity index fund business, and served as a senior member of the external client asset allocation team. He has co-managed the portion of the fund's investments in ETFs since July 2009. Education: B.A., Mathematics, Williams College. He is a Fellow of the Society of Actuaries and holds the Chartered Financial Analyst (CFA) designation.

     WASIF A. LATIF, vice president of Equity Investments, has worked for IMCO since June 2006. Prior to joining IMCO, Mr. Latif was an equity portfolio manager at Deutsche Bank Private Wealth Management (DB PWM) from December 1998 to May 2006, where he was responsible for managing two fund-of-fund products and an international equity fund. He also was a member of DB PWM's U.S. Investment Committee responsible for covering the international equity and emerging markets asset classes. He has co-managed the portion of the fund's investments in ETFs since July 2009. Education: B.S. in finance, University of Indianapolis, and M.B.A., University of Illinois at Chicago.


                                                                      93158-0709

[USAA
EAGLE
LOGO (R)]

                         USAA GLOBAL OPPORTUNITIES FUND
                         SUPPLEMENT DATED JULY 10, 2009
                            TO THE FUND'S PROSPECTUS
                                DATED MAY 1, 2009


Effective June 30, 2009, Laura Friedman is no longer a portfolio manager of the above-referenced fund and the reference to Ms. Friedman on page 12 in the Fund's prospectus is hereby deleted.


                                                                      93159-0709

[USAA
EAGLE
LOGO (R)]

                         USAA TOTAL RETURN STRATEGY FUND
                         SUPPLEMENT DATED JULY 10, 2009
                            TO THE FUND'S PROSPECTUS
                                DATED MAY 1, 2009


Effective June 30, 2009, Laura Friedman is no longer a portfolio manager of the above-referenced fund and the reference to Ms. Friedman on page 10 of the Fund's prospectus is hereby deleted.


                                                                      93157-0709